Financial liabilities at fair value through profit or loss - Trading liabilities by type (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	€ 39,088	€ 27,113
Equity securities
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	935	322
Debt securities
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	1,291	753
Funds on deposit
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	5,993	7,513
Derivatives
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	€ 30,869	€ 18,525